INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
INCOME BEFORE TAXES

	Years Ended December 31,
	2025	2024	2023
U.S.	$373	$1,442	$1,652
Non-U.S.	5,103	4,802	4,539
Total Income before taxes	$5,476	$6,244	$6,191
TAX EXPENSE
Tax expense consists of:

	Years Ended December 31,
	2025	2024	2023
Current
U.S. Federal	$49	$478	$13
U.S. State	27	57	22
Non-U.S.	914	943	1,038
Total current tax expense	990	1,478	1,073
Deferred
U.S. Federal	10	(209)	58
U.S. State	(54)	(23)	17
Non-U.S.	62	3	114
Total deferred tax expense (benefit)	18	(229)	189
Total Tax expense	$1,008	$1,249	$1,262
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	December 31, 2025
	Amount	Percent
U.S. federal statutory income tax rate	1,150	21.0
State and local income taxes, net of federal income tax effect[1]	(45)	(0.8)
Foreign tax effects
Puerto Rico
Statutory tax rate difference between Puerto Rico and United States	124	2.3
Preferential tax rate	(252)	(4.6)
Other	54	1.0
Switzerland
Statutory tax rate difference between Switzerland and United States	(278)	(5.1)
Subnational tax effects	144	2.6
Other	(23)	(0.4)
Other foreign jurisdictions	265	4.9
Effect of cross-border tax laws
Global intangible low-taxed income	153	2.8
Other	(82)	(1.5)
Tax credits
Research and development tax credits	(214)	(3.9)
Other	(3)	(0.1)
Changes in valuation allowance	129	2.4
Nontaxable or nondeductible items
Impairment losses	164	3.0
Indemnification termination gain	(168)	(3.1)
Other	4	0.1
Changes in unrecognized tax benefits	(24)	(0.4)
Other adjustments
Outside basis differences	(71)	(1.3)
Other	(19)	(0.5)
Effective income tax rate	$1,008	18.4%

1	State taxes in Arizona and Illinois made up the majority (greater than 50 percent) of the tax effect in this category.
The U.S. federal statutory income tax rate is reconciled to the effective income tax rate as follows:

	Years Ended December 31,
	2024	2023
U.S. federal statutory income tax rate	21.0%	21.0%
Taxes on non-U.S. earnings[1,2,3]	(0.7)	(2.4)
U.S. state income taxes[1]	0.6	0.2
Reserves for tax contingencies	1.6	3.9
Employee stock compensation	(0.7)	(0.3)
Restructuring[4]	(0.3)	—
U.S. federal tax credits	(2.2)	(1.7)
U.S. valuation allowance[4]	1.0	(0.1)
All other items—net	(0.3)	(0.2)
Effective income tax rate	20.0%	20.4%

1	Net of changes in valuation allowance.
2	Includes U.S. taxes on non-U.S. earnings, net of foreign tax credits.
3	2023 includes (4.2)% deferred tax benefit resulting from a non-U.S. legislative change, offset by 4.2% deferred tax expense resulting from a full valuation allowance.
4	2024 includes (1.0)% deferred tax benefit resulting from an outside basis difference in assets held for sale, offset by 1.0% deferred tax expense resulting from a full valuation allowance.
The effective tax rate decreased by 1.6 percentage points in 2025 compared to 2024, largely driven by an increase in benefit for U.S. federal tax credits. The Company’s 2025 non-U.S. effective tax rate was 19.1%, a decrease of 0.6 percentage points compared to 2024. The decrease in the non-U.S. effective tax rate was primarily attributable to changes in accruals on foreign tax matters partially offset by other foreign discrete adjustments.
The effective tax rate decreased by 0.4 percentage points in 2024 compared to 2023. The decrease was primarily attributable to a reduced benefit from taxes on non-U.S. earnings, offset by a decrease in accruals on various foreign tax matters. The Company’s 2024 non-U.S. effective tax rate was 19.7%, a decrease of 5.6 percentage points compared to 2023. The decrease in the non-U.S. effective tax rate was primarily attributable to changes in accruals on foreign tax matters and other foreign discrete adjustments, partially offset by increased expense on global minimum taxes.
DEFERRED TAX ASSETS (LIABILITIES)
The tax effects of temporary differences and tax carryforwards which give rise to future income tax benefits and payables are as follows:

Deferred tax assets	December 31,
	2025	2024
Postretirement benefits other than pensions	$45	$50
Asbestos and environmental	189	373
Capitalized research and development	917	946
Employee compensation and benefits	104	130
Lease liabilities	212	228
Other accruals and reserves	389	375
Net operating losses	650	618
Capital loss carryover and outside basis differences	544	467
Tax credit carryforwards and other attributes	648	269
Gross deferred tax assets	3,698	3,456
Valuation allowance	(1,374)	(1,253)
Total deferred tax assets	2,324	2,203
Deferred tax liabilities
Deferred revenue	(175)	(244)
Pension	(1,339)	(1,481)
Property, plant and equipment	(351)	(212)
Right-of-use asset	(198)	(198)
Intangibles	(886)	(654)
Unremitted earnings of foreign subsidiaries	(482)	(488)
Other asset basis differences	(271)	(272)
Total deferred tax liabilities	(3,702)	(3,549)
Net deferred tax liability[1]	$(1,378)	$(1,346)

1
As of December 31, 2025, Net deferred tax liability excludes $136 million of deferred tax assets that are included in Assets held for sale in the Consolidated Balance Sheet. As of December 31, 2024, Net deferred tax liability excludes $124 million of deferred tax liabilities that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

The Company's gross deferred tax assets include $1,258 million related to non-U.S. operations comprised primarily of net operating losses and other tax attribute carryforwards in Germany, Luxembourg, Switzerland, and the United Kingdom. The Company maintains a valuation allowance of $1,058 million against a portion of the non-U.S. gross deferred tax assets and a valuation allowance of $316 million against the U.S. gross deferred tax asset, primarily related to capital loss and other credit carryforwards. The change in the valuation allowance resulted in an increase of $88 million, a decrease of $13 million, and an increase of $458 million to income tax expense in 2025, 2024, and 2023, respectively. If the Company determines that the likelihood of realization of existing deferred tax assets changes, a corresponding increase or decrease to valuation allowances will be recognized as an increase or reduction to income tax expense in the period that determination is made.
As of December 31, 2025, the Company's net operating loss, capital loss, tax credit carryforwards, and other attributes were as follows:

Jurisdiction	Net Operating and Capital Loss Carryforwards	Tax Credit Carryforwards and Other Attributes
U.S. Federal	$697	$72
U.S. State	267	21
Non-U.S.	3,611	223
Total	$4,575	$316
Many jurisdictions impose limitations on the timing and utilization of net operating loss and tax credit carryforwards. Approximately $3,228 million of the non-U.S. net operating loss has no expiration period. The U.S. federal capital loss carryforward of $510 million expires in 2026. The remaining net operating loss, capital loss and credit carryforwards, and other tax attributes have expiration periods through 2045.
The table below summarizes the Company's change in unrecognized tax benefits for the years ended December 31, 2025, 2024, and 2023:

	Years Ended December 31,
	2025	2024	2023
Change in unrecognized tax benefits
Balance at beginning of year	$1,201	$1,215	$1,077
Gross increases related to current period tax positions	30	64	89
Gross increases related to prior periods tax positions	99	12	181
Gross decreases related to prior periods tax positions	(2)	(17)	—
Decrease related to resolutions of audits with tax authorities	(91)	(31)	(132)
Expiration of the statute of limitations for the assessment of taxes	(44)	(9)	(3)
Foreign currency translation	45	(33)	3
Balance at end of year	$1,238	$1,201	$1,215
As of December 31, 2025, 2024, and 2023, there were $1,238 million, $1,201 million, and $1,215 million, respectively, of unrecognized tax benefits that if recognized would be recorded as a component of tax expense.
The following table summarizes tax years that remain subject to examination by major tax jurisdictions as of December 31, 2025:

Jurisdiction	Open Tax Years
	Examination in progress	Examination not yet initiated
U.S. Federal	2017-2021	2022-2025
U.S. State	2013-2024	2025
Canada	2018-2021	2022-2025
China	2013-2024	2025
Germany	2017-2020	2021-2025
India	2006-2020	2021-2025
Malaysia	2019-2023	2024-2025
Puerto Rico	N/A	2020-2025
Switzerland	N/A	2020-2025
United Kingdom	2013-2023	2024-2025
Based on the outcome of these examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that certain unrecognized tax benefits for tax positions taken on previously filed tax returns will materially change from those recorded as liabilities in the Company's financial statements. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods.
Unrecognized tax benefits for examinations in progress were $874 million, $787 million, and $803 million as of December 31, 2025, 2024, and 2023, respectively. Estimated interest and penalties related to the underpayment of income taxes are classified as a component of Tax expense in the Consolidated Statement of Operations and totaled $55 million, $94 million, and $74 million for the years ended December 31, 2025, 2024, and 2023, respectively. Accrued interest and penalties were $751 million, $707 million, and $612 million as of December 31, 2025, 2024, and 2023, respectively.
The amounts of cash taxes paid by the Company for continuing and discontinued operations are as follows:

December 31, 2025
Federal	$658
State	42
Foreign
Canada	105
China	156
Switzerland	224
All other foreign	613
Income taxes paid, net of refunds	$1,798